Income Taxes - Schedule of Deferred Tax Assets (Liability) (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Deferred Tax Assets (Liability) [Abstract]
Loss on impairment of assets	$ 713,223	$ 713,223	$ 713,223
Net operating loss carryforwards	5,870,805	5,677,413	5,018,343
Operating lease liabilities	155,559	178,014	213,482
Operating lease assets	(155,559)	(178,014)	(213,482)
Deferred tax assets, gross	6,584,028	6,390,636	5,731,566
Valuation allowance	(6,584,028)	(6,390,636)	(5,731,566)
Deferred tax assets, net